GuidePath® Conservative Allocation Fund
Schedule of Investments (Unaudited)
December 31, 2020

Number of Shares		Value
	INVESTMENT COMPANIES - 98.93%
	Exchange Traded Funds - 71.45%
138,728	iShares 1-3 Year Treasury Bond ETF (a)	$11,983,325
63,896	iShares 3-7 Year Treasury Bond ETF (a)	8,496,890
119,297	iShares 7-10 Year Treasury Bond ETF	14,309,675
54,359	iShares 10+ Year Investment Grade Corporate Bond ETF (a)	3,969,294
148,434	iShares Broad USD High Yield Corporate Bond ETF	6,124,387
348,184	iShares Core Aggressive Allocation ETF	22,346,449
545,530	iShares Core Growth Allocation ETF	28,476,666
60,551	iShares Core MSCI Emerging Markets ETF	3,756,584
81,519	iShares Core MSCI Europe ETF	4,180,294
168,891	iShares Core S&P Small-Cap ETF (a)	15,521,083
89,923	iShares Core U.S. Aggregate Bond ETF	10,627,999
158,887	iShares Edge MSCI Min Vol USA ETF	10,785,250
23,465	iShares iBoxx High Yield Corporate Bond ETF (a)	2,048,494
27,873	iShares J.P. Morgan USD Emerging Markets Bond ETF	3,230,759
114,251	iShares MSCI Switzerland ETF	5,104,735
46,647	iShares TIPS Bond ETF (a)	5,954,490
176,817	iShares U.S. Credit Bond ETF	10,957,349
78,985	JPMorgan BetaBuilders Canada ETF	2,119,168
109,047	SPDR Bloomberg Barclays High Yield Bond ETF	11,879,580
59,796	SPDR Bloomberg Barclays International Treasury Bond ETF (a)	1,867,429
290,988	SPDR Gold MiniShares Trust (a)(b)	5,511,313
37,024	SPDR S&P China ETF	4,820,895
366,569	Vanguard FTSE Developed Markets ETF (a)	17,305,722
25,893	Vanguard Global ex-U.S. Real Estate ETF	1,406,249
180,977	Vanguard High Dividend Yield ETF (a)	16,561,205
139,905	Vanguard Long-Term Treasury ETF (a)	13,411,293
662,986	Vanguard Mortgage-Backed Securities ETF	35,847,653
43,991	Vanguard Real Estate ETF (a)	3,736,156
71,487	Vanguard S&P 500 ETF	24,569,367
14,572	Vanguard Total Bond Market ETF	1,285,105
52,510	Vanguard Value ETF (a)	6,246,590
		314,441,448
	Mutual Funds - 27.48%
775,415	American Funds - Bond Fund of America - Class F2	10,692,970
436,174	American Funds - Capital Income Builder - Class F3	27,465,903
1,613,013	American Funds - High-Income Trust - Class F3	16,355,955
367,149	American Funds - Mutual Fund - Class F3	16,367,519
1,163,536	American Funds - The Income Fund of America - Class F3	27,378,013
761,976	American Intermediate Bond Fund of America - Class F2	10,652,420
2,005,240	Vanguard High-Yield Corporate Fund - Admiral Shares	11,991,333
		120,904,113
	Total Investment Companies (Cost $380,724,322)	435,345,561

	SHORT TERM INVESTMENTS - 0.00% (d)
	Money Market Funds - 0.00% (d)
773	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 0.03% (c)	773
	Total Short Term Investments (Cost $773)	773

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 15.96%
	Investments Purchased with Proceeds from Securities Lending Collateral - 15.96%
70,256,790	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 0.16% (c)	70,256,790
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $70,256,790)	70,256,790

	Total Investments (Cost $450,981,885) - 114.89%	505,603,124
	Liabilities in Excess of Other Assets - (14.89)%	(65,514,700)
	TOTAL NET ASSETS - 100.00%	$440,088,424

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Seven-day yield as of December 31, 2020.
(d)	Less than 0.01%.